Other provisions	12 Months Ended
Dec. 31, 2025
Disclosure of other provisions [abstract]
Other provisions

31. Other provisions

	Legal and other disputes £m	Major restructuring programmes £m	Employee- related provisions £m	Other provisions £m	Total £m
At 1 January 2025	1,446	273	426	390	2,535
Exchange adjustments	(84)	1	2	(2)	(83)
Charge for the year	148	67	391	234	840
Reversed/unused	(11)	(51)	(59)	(27)	(148)
Unwinding of discount	24	1	3	–	28
Utilised	(1,313)	(110)	(121)	(107)	(1,651)
Transfer to assets held for sale/distribution	–	–	–	(1)	(1)
Additions through business combinations	–	–	23	–	23
Reclassifications and other movements	–	6	9	(8)	7
Transfer to pension obligations	–	(2)	–	–	(2)
At 31 December 2025	210	185	674	479	1,548

To be settled within one year	189	100	370	279	938
To be settled after one year	21	85	304	200	610
At 31 December 2025	210	185	674	479	1,548
Legal and other disputes
The Group is involved in a substantial number of legal and
other disputes, including notification of possible claims, as set out in Note 46, ‘Legal proceedings’. Provisions for legal and other disputes include amounts relating to product liability, anti-trust, government investigations, contract terminations and self insurance.
The Group may become involved in significant legal
proceedings in respect of which it is not possible to
meaningfully assess whether the outcome will result in a
probable outflow, or to quantify or reliably estimate the liability, if any, that could result from ultimate resolution of the
proceedings. In these cases, the Group would provide
appropriate disclosures about such cases, but no provision
would be made.
The net charge for the year of £137 million (including reversals and estimated insurance recoveries) primarily reflects
provisions for product liability cases, commercial disputes and various other government investigations.
The effect of unwinding the discount on the provision is
£24 million in 2025 (2024:£18 million). The discount was
calculated using risk-adjusted projected cash flows and risk-
free rates of return.
During the year, provisions of £1,313 million were utilised, primarily reflecting the Zantac settlement payments of £1,195 million made during the year.
In respect of product liability claims related to certain
products, provision is made when there is sufficient history of claims made and settlements to enable management to make
a reliable estimate of the provision required to cover
unasserted claims, and to determine the probability of the
outflow of cash. The ultimate liability for such matters may vary from the amounts provided and is dependent upon the
outcome of litigation proceedings, investigations and possible settlement negotiations.
The Group’s position could change over time and therefore,
there can be no assurance that any losses that result from the outcome of any legal proceedings will not exceed by a
material amount the amount of the provisions reported in the
Group’s financial statements.
It is in the nature of the Group’s business that a number of these matters may be the subject of negotiation and litigation over many years. Litigation proceedings, including the various appeal procedures, often take many years to reach resolution, and out-of-court settlement discussions can also often be
protracted. Indemnified disputes will result in a provision
charge and a corresponding receivable.
The Group is in potential settlement discussions in a number of the disputes for which amounts have been provided and,
based on its current assessment of the progress of these
disputes, estimates that £189 million of the amount provided at
31 December 2025 will be settled within one year. For a
discussion of legal issues, see Note 46, ‘Legal proceedings’.
Major restructuring programmes
During 2025, the Group had two ongoing major restructuring
programmes: the Separation restructuring programme which
focused on the separation of GSK into two companies and is
largely complete, plus the Significant Acquisitions programme which is focused on the integration of recent acquisitions.
Restructuring provisions primarily include severance costs
when management has made a formal decision to eliminate
certain positions and this has been communicated to the
groups of employees affected and appropriate consultation
procedures completed, where appropriate. No provision is
made for staff severance payments that are paid immediately.
The affect of unwinding the discount on the provision is
£1 million in 2025 (2024: increased by £1 million).
Transfer to pension obligations reflects augmentation costs of
£2 million relating to defined benefit plans arising from staff redundancies, as shown in Note 30, ‘Pensions and other post-
employment benefits’.
Employee-related provisions
Employee-related provisions include obligations for certain
medical benefits to disabled employees and their spouses in
the US.
At 31 December 2025, the provision for these benefits
amounted to £41 million (2024: £46 million). Other employee
benefits reflect a variety of provisions for severance costs, jubilee awards and other long-service benefits.
Given the nature of these provisions, the amounts are likely to be settled over many years.
Other provisions
Included in other provisions are provisions for onerous
contracts, insurance provisions and a number of other
provisions including vehicle insurance, environmental
remediation and regulatory matters.